Financial Instruments - Schedule of Fair Value Measurement and Classification (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	$ 479,146	$ 575,738
Financial liabilities	4,951	35,664
Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	479,146	575,738
Financial liabilities	4,951	35,664
Subsidiary warrant liability
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities		47
Subsidiary warrant liability | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities		47
Subsidiary preferred shares
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	169	27,339
Subsidiary preferred shares | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	169	27,339
Subsidiary notes payable
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities		2,345
Subsidiary notes payable | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities		2,345
Share-based liability awards
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	4,782	5,932
Share-based liability awards | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	4,782	5,932
Level 1 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	449,675	534,777
Financial liabilities	0	4,396
Level 1 of fair value hierarchy | Subsidiary warrant liability
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities		0
Level 1 of fair value hierarchy | Subsidiary preferred shares
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy | Subsidiary notes payable
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities		0
Level 1 of fair value hierarchy | Share-based liability awards
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	4,396
Level 2 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	11,867
Financial liabilities	0	2,097
Level 2 of fair value hierarchy | Subsidiary warrant liability
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities		0
Level 2 of fair value hierarchy | Subsidiary preferred shares
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 2 of fair value hierarchy | Subsidiary notes payable
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities		2,097
Level 2 of fair value hierarchy | Share-based liability awards
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	29,472	29,094
Financial liabilities	4,951	29,171
Level 3 of fair value hierarchy | Subsidiary warrant liability
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities		47
Level 3 of fair value hierarchy | Subsidiary preferred shares
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	169	27,339
Level 3 of fair value hierarchy | Subsidiary notes payable
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities		248
Level 3 of fair value hierarchy | Share-based liability awards
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial liabilities	4,782	1,537
Money Markets
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	156,705	95,249
Money Markets | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	156,705	95,249
Money Markets | Level 1 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	156,705	95,249
Money Markets | Level 2 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Money Markets | Level 3 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Short-term Investments
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets		200,229
Short-term Investments | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	136,062	200,229
Short-term Investments | Level 1 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets		200,229
Short-term Investments | Level 2 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets		0
Short-term Investments | Level 3 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets		0
Investment in notes from associates
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	4,600	16,501
Investment in notes from associates | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	4,600	16,501
Investment in notes from associates | Level 1 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Investment in notes from associates | Level 2 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Investment in notes from associates | Level 3 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	4,600	16,501
Investments held at fair value
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	317,841	251,892
Investments held at fair value | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	317,841	251,892
Investments held at fair value | Level 1 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	292,970	239,299
Investments held at fair value | Level 2 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	0	0
Investments held at fair value | Level 3 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets	$ 24,872	12,593	$ 239,533	$ 206,892
Trade and other receivables
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets		11,867
Trade and other receivables | Carrying Amount
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets		11,867
Trade and other receivables | Level 1 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets		0
Trade and other receivables | Level 2 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets		11,867
Trade and other receivables | Level 3 of fair value hierarchy
Financial Instruments - Fair value Measurement and Classification [Line Items]
Financial assets		$ 0